Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Social contribution	R$ 248,027	R$ 468,582	R$ 346,611
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Income tax and social contribution payable	181,497	46,610
Income tax	76,518
Social contribution	104,979	46,610
Current portion	(162,102)	(46,610)
Non-current portion	R$ 19,395